UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary share	Class A ordinary share Common Stock	Class A ordinary shares subject to possible redemption	Class A ordinary shares subject to possible redemption Common Stock	Class B Common Stock Common Stock
Balance at the beginning at Dec. 31, 2020	$ 5,000		$ 24,280	$ (20,000)				$ 0	$ 720
Balance at the beginning (in shares) at Dec. 31, 2020								0	7,200,000
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount							$ (12,681,484)
Net income (loss)	(6,527,175)			(6,527,175)
Balance at the end at Dec. 31, 2021	7,146,051		13,692,181	(6,547,175)		$ 350		$ 350	$ 695
Balance at the end (in shares) at Dec. 31, 2021						3,500,000		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)	1,010,040			1,010,040
Balance at the end at Mar. 31, 2022	8,156,091		13,692,181	(5,537,135)		$ 350			$ 695
Balance at the end (in shares) at Mar. 31, 2022						3,500,000			6,950,072
Balance at the beginning at Dec. 31, 2021	7,146,051		13,692,181	(6,547,175)		$ 350		$ 350	$ 695
Balance at the beginning (in shares) at Dec. 31, 2021						3,500,000		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount	(3,625,617)		(3,625,617)
Net income (loss)	8,735,542			8,735,542
Balance at the end at Dec. 31, 2022	20,578,418		18,389,006	2,188,367		$ 350		$ 350	$ 695
Balance at the end (in shares) at Dec. 31, 2022						3,500,000		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Interest adjustment to redemption value	(1,676,767)		(1,676,767)				(1,676,767)
Remeasurement for Class A ordinary shares subject to redemption amount	(16,999,995)		(16,637,434)	(362,395)	$ (166)	$ (166)	$ (16,999,995)
Redemption of Class A ordinary shares		1,663,760				(1,663,760)
Net income (loss)	(127,955)			(127,955)
Balance at the end at Mar. 31, 2023	$ 1,773,701		$ 74,805	$ 1,698,017		$ 184			$ 695
Balance at the end (in shares) at Mar. 31, 2023						1,836,240			6,950,072